INCOME TAXES - Reconciliation Of The Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Federal statutory rate (as a percent)	21.00%	21.00%	21.00%
Tax benefit at statutory rate of 21%	$ 7,994	$ 5,521	$ 7,860
Attribute expiration	(1,899)	(28,281)	(7,295)
Tax rate differential	(119)	841	1,003
Nondeductible expenses	(558)	(1,469)	(1,832)
Research and development bonus deduction	100	121
Tax shortfalls from share options	(4,129)	(830)
Others	247	314	138
Change in valuation allowance	(1,636)	23,864	(1,854)
Total	$ 0	$ 81	$ (1,980)